Share capital (Details) - CAD ($) $ in Thousands			12 Months Ended
	Dec. 23, 2021	Feb. 12, 2021	Dec. 31, 2022	Dec. 31, 2021
Balance, beginning			$ 224,820
Private placement				$ 178,701
Private placement (in shares)	11,634,137	9,545,455
Cost of private placement				(9,015)
Exercise of warrants			2,345	132
Exercise of stock options			89
Balance, ending			276,711	224,820
Share capital
Balance, beginning			$ 224,820	$ 53,911
Balance, beginning (in shares)			99,377,349	77,782,757
Private placement				$ 178,701
Private placement (in shares)				21,179,592
Cost of private placement				$ (9,015)
Agent warrants issued				(873)
Exercise of warrants			$ 3,218	$ 179
Exercise of warrants (in shares)			532,860	30,000
Exercise of RSUs			$ 48,504	$ 1,917
Exercise of RSUs (in shares)			4,759,833	385,000
Exercise of stock options			$ 169
Exercise of stock options (in shares)			40,000
Balance, ending (in shares)			104,710,042	99,377,349
Balance, ending			$ 276,711	$ 224,820